Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Summary of Detailed Information About Contractual Maturities of Lease Liabilities

	As of December 31,
	2022	2023
Lease liabilities payable:
Within one year	$614	$158
More than one year, but not exceeding two years	126	126
More than two years, but not exceeding five years	251	141
	991	425
Less: Amount due for settlement within 12 months shown under current liabilities	(614)	(158)
Amount due for settlement after 12 months shown under non-current liabilities	$377	$267